Expense Example, No Redemption {- Fidelity Climate Action Fund} - NF_05.31 Fidelity Climate Action Fund - AMCIZ PRO -01 - Fidelity Climate Action Fund	Jun. 09, 2021 USD ($)
Fidelity Climate Action Fund: Class A
Expense Example, No Redemption:
1 Year	$ 700
3 Years	1,093
Fidelity Climate Action Fund: Class M
Expense Example, No Redemption:
1 Year	502
3 Years	954
Fidelity Climate Action Fund: Class C
Expense Example, No Redemption:
1 Year	208
3 Years	777
Fidelity Climate Action Fund: Class I
Expense Example, No Redemption:
1 Year	107
3 Years	472
Fidelity Climate Action Fund: Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	$ 431